Supplement to the
Fidelity's Cap Stock Funds
Fidelity® Large Cap Stock Fund, Fidelity® Mid-Cap Stock Fund and Fidelity® Small Cap Stock Fund
June 29, 2021
Prospectus

Kip Johann-Berkel no longer serves as portfolio manager of Fidelity® Small Cap Stock Fund.

The following information replaces similar information for Fidelity® Small Cap Stock Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Marc Grow (portfolio manager) has managed the fund since February 2022.

The following information replaces the biographical information for Fidelity® Small Cap Stock Fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Marc Grow is portfolio manager of Fidelity® Small Cap Stock Fund, which he has managed since February 2022. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Grow has worked as a research analyst and portfolio manager.

SML-22-01 1.711115.144	February 17, 2022

Supplement to the
Fidelity® Small Cap Stock K6 Fund
June 29, 2021
Prospectus

Kip Johann-Berkel no longer serves as portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Marc Grow (portfolio manager) has managed the fund since February 2022.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Marc Grow is portfolio manager of the fund, which he has managed since February 2022. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Grow has worked as a research analyst and portfolio manager.

SLCXK6-22-01 1.9905192.100	February 17, 2022